Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	THOMPSON IM FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000795264
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 24, 2019
Prospectus Date	rr_ProspectusDate	Mar. 31, 2018